First Trust Dorsey Wright International Focus 5 ETF Investment Strategy - First Trust Dorsey Wright International Focus 5 ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund normally invests at least 90% of its net assets (including investment borrowings) in the exchange-traded funds (“ETFs”) that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The ETFs comprising the Index selection universe are advised by First Trust Advisors L.P., the Fund’s investment advisor. There may be ETFs not advised by First Trust Advisors L.P. that provide similar exposure or employ similar investment strategies that have lower fees or better performance over certain time periods that are not included in the Index. First Trust Advisors L.P. receives advisory fees from the ETFs which it would not otherwise receive if the ETFs were not constituents of the Index. The ETFs hold non-U.S. equity securities, including depositary receipts, of all market capitalization ranges. In general, “non-U.S.” shall mean securities issued or guaranteed by companies organized under the laws of countries other than the United States (including emerging markets). The Index is owned and was developed by Dorsey Wright & Associates, LLC (the “Index Provider”). The Index Provider has retained Nasdaq, Inc. to calculate and maintain the Index. Nasdaq, Inc. may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity. According to the Index Provider, the Index is designed to measure the performance of five ETFs from the First Trust Portfolios product line that demonstrate powerful relative strength characteristics. The Index is designed to provide targeted exposure to the five ETFs that the Index Provider believes offer the greatest potential to outperform the other ETFs in the selection universe. The Index Provider believes that the most adaptive tool to achieve the goal of discerning the strongest trends versus that of the weakest is relative strength. According to the Index Provider, relative strength measures a security's performance relative to that of other securities, benchmarks or broad market indexes. Relative strength is a momentum technique that relies on unbiased, unemotional, objective data, rather than biased forecasting and subjective research. Relative strength is a way of recording historical performance patterns, and the Index Provider uses relative strength signals as an indicator for current momentum trends of a security relative to others. The Index uses the price data of the selected First Trust ETFs to perform relative strength analysis. When determining relative strength, the Index Provider takes into account a variety of factors to track movements and trends of securities prices over various time periods. The ETFs held by the Fund may invest in growth and value stocks and U.S. dollar denominated and non-U.S. dollar denominated securities. According to the Index Provider, security selection for the Index will be conducted in the following manner: 1.The selection universe of the Index begins with all of the First Trust ETFs. 2.The Index Provider then identifies the First Trust ETFs that are designed to target a specific country or region excluding the United States, or that have a significant overweight towards a particular country or region excluding the United States, as determined by the Index Provider. 3.The components are then ranked using a relative strength methodology that is based upon each ETF’s market performance and characteristics that the Index Provider believes offer the greatest potential to outperform the other ETFs in the selection universe. 4.The Index Provider then selects the five top-ranking First Trust ETFs according to the proprietary relative strength methodology for inclusion in the Index. 5.The Index is reconstituted on a semi-monthly basis in the first and third weeks of the month containing a Friday. The ETFs are only sold when they fall sufficiently out of favor versus the other members of the inventory on a relative strength basis. A new ETF is only added to the Index when an ETF in the Index is sold. When an addition or deletion is made, the Index is rebalanced so that each position is equally weighted. Security additions and deletions are made periodically and will become effective after the close of trading on the Friday following the announced effective date of the changes. The Index is rebalanced and reconstituted periodically and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s periodic rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Index was composed of the following First Trust ETFs: ●First Trust China AlphaDEX® Fund ●First Trust Europe AlphaDEX® Fund ●First Trust Eurozone AlphaDEX® ETF ●First Trust Germany AlphaDEX® Fund ●First Trust United Kingdom AlphaDEX® Fund The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.